Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets from net operating losses carryforwards	$ 4,500	$ 5,900
Deferred tax assets from federal and state income tax credit carryforwards	25,000	26,100
Valuation allowance for deferred income tax assets	18,446	18,963
Decrease in valuation allowance for deferred income tax assets	(500)
Undistributed earnings	83,900
Decrease in liability for prior year uncertain tax position	6,400
Gross accrued interest and penalties on unrecognized tax benefits	700	300
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	13,200	6,500
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 500	$ 200